Investment in Riverfront and Brooksville Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Total Investment	$ 19,010	$ 18,537
Net Loss of the Partnership	(188)	(167)
Company's share of Net Loss of the Partnership	(145)	(128)	$ (63)
Cash	61	208
Cash held in escrow	3,420	18,822
Amortizable Debt costs	1,593	2,069
Investments in real estate, net	50,232	27,088
Other liabilities	6,969	313
Long-term debt	17,000	17,000
Capital - FRP Holdings	19,010	18,537
Capital - Third parties	12,327	12,337
Total liabilities and capital	$ 55,306	$ 48,187
Riverfront I Joint Venture
Ownership percent	76.91%	76.91%
Total Investment	$ 11,517	$ 11,031
Net Loss of the Partnership	(108)	(89)
Company's share of Net Loss of the Partnership	(105)	(89)
Capital - FRP Holdings	$ 11,517	$ 11,031
Brooksville Joint Venture
Ownership percent	50.00%	50.00%
Total Investment	$ 7,493	$ 7,506
Net Loss of the Partnership	(80)	(78)
Company's share of Net Loss of the Partnership	(40)	(39)
Capital - FRP Holdings	$ 7,493	$ 7,506